Payden Limited Maturity Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
6,605,040 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 5.62%, 6/15/36 (a)(b) $ 6,614
2,376,091 ACRES Commercial Realty Ltd. 2021-FL2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.514%), 5.82%, 1/15/37 (a)(b) 2,378
378,787 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  379
570,511 Ally Auto Receivables Trust 2023-1, 5.76%,
11/15/26  571
4,005,000 Ally Auto Receivables Trust 2024-2, 4.46%,
7/15/27  4,003
2,336,121 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 5.68%, 5/17/32 (a) 2,366
700,167 American Credit Acceptance Receivables Trust
2024-1 144A, 5.61%, 1/12/27 (a) 701
3,359,802 American Credit Acceptance Receivables Trust
2024-2 144A, 5.90%, 2/12/27 (a) 3,370
466,934 American Credit Acceptance Receivables Trust
2023-4 144A, 6.20%, 6/14/27 (a) 467
4,085,553 American Credit Acceptance Receivables Trust
2024-3 144A, 5.76%, 11/12/27 (a) 4,103
3,031,633 American Credit Acceptance Receivables Trust
2024-4 144A, 4.81%, 3/13/28 (a) 3,034
5,000,000 American Credit Acceptance Receivables Trust
2025-1 144A, 4.67%, 7/12/28 (a) 5,000
2,116,000 Americredit Automobile Receivables Trust 2023-
1, 5.62%, 11/18/27  2,130
2,903,537 AmeriCredit Automobile Receivables Trust
2024-1, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.600%), 4.96%,
2/18/28 (b) 2,906
5,000,000 Apidos CLO 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 4/15/31 (a)(b) 5,008
609,125 Apidos CLO 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.080%), 5.37%,
10/18/31 (a)(b) 610
5,000,000 Apidos CLO 2019-32A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.39%, 1/20/33 (a)(b) 5,009
2,414,475 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
5.86%, 1/15/37 (a)(b) 2,420
3,616,565 Ares XXXVII CLO Ltd. 2015-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.080%), 5.38%, 10/15/30 (a)(b) 3,621
2,703,870 ARI Fleet Lease Trust 2023-B 144A, 6.05%,
7/15/32 (a) 2,732
7,602,173 ARI Fleet Lease Trust 2024-A 144A, 5.30%,
11/15/32 (a) 7,642
4,200,000 ARI Fleet Lease Trust 2024-B 144A, 5.54%,
4/15/33 (a) 4,232
168,143 Bank of America Auto Trust 2023-1A 144A,
5.83%, 5/15/26 (a) 168
1,655,850 BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.464%), 5.76%,
12/16/36 (a)(b) 1,658
4,500,000 Benefit Street Partners CLO XIX Ltd. 2019-19A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.180%), 5.48%, 1/15/33 (a)(b) 4,508
Principal
or Shares Security Description
Value
(000)
1,272,476 BMW Canada Auto Trust 2024-1A 144A,
5.03%, 4/20/26 CAD (a)(c) $ 885
2,990,000 BMW Vehicle Lease Trust 2024-2, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.420%), 4.77%, 1/25/27 (b) 2,993
690,219 BMW Vehicle Owner Trust 2023-A, 5.72%,
4/27/26  691
3,036,072 Bridgecrest Lending Auto Securitization Trust
2024-3, 5.54%, 2/16/27  3,042
4,500,000 Bridgecrest Lending Auto Securitization Trust
2025-1, 4.67%, 8/15/28  4,504
4,050,000 Bridgecrest Lending Auto Securitization Trust
2024-4, 4.72%, 9/15/28  4,053
7,600,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 6.57%, 9/15/35 (a)(b) 7,624
1,357,911 BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.434%),
5.74%, 12/15/38 (a)(b) 1,361
5,000,000 Buttermilk Park CLO Ltd. 2018-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.370%), 5.67%, 10/15/31 (a)(b) 5,002
3,000,000 Carlyle Global Market Strategies CLO Ltd.
2012-4A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.350%), 5.64%, 4/22/32 (a)
(b) 3,002
3,031,216 CarMax Auto Owner Trust 2022-1, 1.47%,
12/15/26  2,998
2,884,537 CarMax Auto Owner Trust 2023-4, 6.08%,
12/15/26  2,896
2,889,342 CarMax Auto Owner Trust 2022-4, 5.34%,
8/16/27  2,903
4,050,000 CarMax Auto Owner Trust 2024-3, 5.21%,
9/15/27  4,066
4,400,000 CarMax Auto Owner Trust 2024-4, 4.67%,
12/15/27  4,405
267,115 Carvana Auto Receivables Trust 2023-P3 144A,
6.09%, 11/10/26 (a) 267
1,786,553 Carvana Auto Receivables Trust 2021-P4,
1.31%, 1/11/27  1,773
622,181 Carvana Auto Receivables Trust 2023-P4 144A,
6.23%, 1/11/27 (a) 623
2,354,976 Carvana Auto Receivables Trust 2022-P1,
3.35%, 2/10/27  2,347
1,838,590 Carvana Auto Receivables Trust 2024-P1 144A,
5.50%, 8/10/27 (a) 1,843
2,405,289 Carvana Auto Receivables Trust 2024-P3,
4.61%, 11/10/27  2,405
2,677,090 Carvana Auto Receivables Trust 2024-P2,
5.63%, 11/10/27  2,689
4,800,000 Carvana Auto Receivables Trust 2024-P4,
4.62%, 2/10/28  4,801
3,024,583 CCG Receivables Trust 2023-1 144A, 5.82%,
9/16/30 (a) 3,048
2,500,000 CCG Receivables Trust 2024-1 144A, 4.99%,
3/15/32 (a) 2,510
1,752,977 Chase Auto Owner Trust 2024-4A 144A, 5.25%,
9/27/27 (a) 1,759
3,200,000 Chase Auto Owner Trust 2024-5A 144A, 4.40%,
11/26/27 (a) 3,196
2,847,860 Chesapeake Funding II LLC 2024-1A 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.770%), 5.18%, 5/15/36 (a)(b) 2,856

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
300,000 Cifc Funding Ltd. 2014-4RA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
5.51%, 1/17/35 (a)(b) $ 300
554,585 CIFC Funding Ltd. 2015-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.132%),
5.42%, 4/19/29 (a)(b) 555
1,981,247 CNH Equipment Trust 2023-B, 5.90%, 2/16/27  1,988
1,887,191 Crestline Denali CLO XVII Ltd. 2018-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.130%), 5.43%, 10/15/31 (a)(b) 1,887
2,111,235 Daimler Trucks Retail Trust 2024-1, 5.60%,
4/15/26  2,117
3,744,158 Dell Equipment Finance Trust 2023-1 144A,
5.65%, 9/22/28 (a) 3,759
630,393 Dell Equipment Finance Trust 2023-2 144A,
5.84%, 1/22/29 (a) 631
796,131 Dell Equipment Finance Trust 2023-3 144A,
6.10%, 4/23/29 (a) 798
5,350,000 Dell Equipment Finance Trust 2024-2 144A,
4.69%, 8/22/30 (a) 5,360
4,300,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 4,029
1,081,656 DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a) 1,085
1,300,000 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 1,307
3,926,222 Drive Auto Receivables Trust 2024-2, 4.94%,
12/15/27  3,932
7,250,000 Drive Auto Receivables Trust 2024-1, 5.35%,
2/15/28  7,275
4,466,623 Dryden Senior Loan Fund 2015-40A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.150%), 5.67%, 8/15/31 (a)(b) 4,475
4,700,000 Enterprise Fleet Financing LLC 2024-2 144A,
5.74%, 12/20/26 (a) 4,735
4,000,000 Enterprise Fleet Financing LLC 2024-3 144A,
5.31%, 4/20/27 (a) 4,023
4,400,000 Enterprise Fleet Financing LLC 2024-4 144A,
4.69%, 7/20/27 (a) 4,409
4,900,000 Enterprise Fleet Financing LLC 2025-1 144A,
4.65%, 10/20/27 (a) 4,900
8,056,544 Enterprise Fleet Financing LLC 2024-1 144A,
5.23%, 3/20/30 (a) 8,113
3,536,304 Exeter Automobile Receivables Trust 2024-3A,
5.82%, 2/15/27  3,545
2,800,000 Exeter Automobile Receivables Trust 2024-5A,
4.79%, 4/15/27  2,800
5,300,000 Exeter Automobile Receivables Trust 2024-4A,
5.28%, 8/15/30  5,330
149,898 Flagship Credit Auto Trust 2023-1 144A,
5.38%, 12/15/26 (a) 150
2,132,748 Flagship Credit Auto Trust 2023-2 144A,
5.76%, 4/15/27 (a) 2,135
1,201,646 Flagship Credit Auto Trust 2023-3 144A,
5.89%, 7/15/27 (a) 1,205
1,538,577 Ford Credit Auto Lease Trust 2024-B, 5.18%,
2/15/27  1,543
3,900,000 Ford Credit Auto Lease Trust 2025-A, 4.57%,
8/15/27  3,905
4,950,009 Ford Credit Auto Owner Trust 2023-A, 4.65%,
2/15/28  4,957
4,361,721 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.334%),
5.64%, 5/16/38 (a)(b) 4,359
Principal
or Shares Security Description
Value
(000)
940,663 FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 6.27%, 1/19/39 (a)(b) $ 943
1,003,265 Galaxy XV CLO Ltd. 2013-15A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.232%), 5.53%, 10/15/30 (a)(b) 1,005
3,624,956 GLS Auto Receivables Issuer Trust 2024-3A
144A, 5.35%, 8/16/27 (a) 3,636
7,958,048 GM Financial Automobile Leasing Trust 2023-2,
5.05%, 7/20/26  7,970
2,600,000 GM Financial Automobile Leasing Trust 2024-3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.470%), 4.84%, 1/20/27 (b) 2,604
953,439 GM Financial Consumer Automobile Receivables
Trust 2023-3, 5.74%, 9/16/26  955
1,192,831 GM Financial Consumer Automobile Receivables
Trust 2024-1, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.400%), 4.80%,
2/16/27 (b) 1,193
2,300,000 GM Financial Consumer Automobile Receivables
Trust 2024-4, 4.53%, 10/18/27  2,301
4,900,000 GMF Floorplan Owner Revolving Trust 2024-
4A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.550%), 4.96%,
11/15/29 (a)(b) 4,916
3,842,697 Goldentree Loan Management U.S. CLO Ltd.
2019-5A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.070%), 5.36%, 10/20/32 (a)
(b) 3,843
3,200,000 Goldentree Loan Management U.S. CLO Ltd.
2020-8A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.150%), 5.44%, 10/20/34 (a)
(b) 3,200
7,064,244 GreatAmerica Leasing Receivables Funding LLC
2022-1 144A, 5.08%, 9/15/26 (a) 7,081
1,500,000 Highbridge Loan Management Ltd. 5A-2015
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.300%), 5.60%, 10/15/30 (a)(b) 1,500
1,370,696 Honda Auto Receivables Owner Trust 2023-2,
5.41%, 4/15/26  1,372
2,370,000 Hotwire Funding LLC 2021-1 144A, 2.31%,
11/20/51 (a) 2,252
2,427,042 HPEFS Equipment Trust 2023-2A 144A,
6.04%, 1/21/31 (a) 2,436
4,900,000 HPS Loan Management Ltd. 13A-18 144A, (3
mo. Term Secured Overnight Financing Rate +
1.400%), 5.70%, 10/15/30 (a)(b) 4,900
2,828,413 Hyundai Auto Lease Securitization Trust 2023-C
144A, 5.85%, 3/16/26 (a) 2,833
3,484,617 Hyundai Auto Lease Securitization Trust 2023-B
144A, 5.15%, 6/15/26 (a) 3,489
8,700,000 Hyundai Auto Lease Securitization Trust 2023-C
144A, 5.80%, 12/15/26 (a) 8,765
3,100,000 Hyundai Auto Lease Securitization Trust 2024-
C 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.500%), 4.91%,
3/15/27 (a)(b) 3,106
1,124,167 Hyundai Auto Receivables Trust 2023-B, 5.77%,
5/15/26  1,126
1,461,000 Hyundai Auto Receivables Trust 2022-A,
2.35%, 4/17/28  1,435
1,160,654 John Deere Owner Trust 2023-B, 5.59%,
6/15/26  1,162

Principal
or Shares Security Description
Value
(000)
3,000,000 John Deere Owner Trust 2024-C, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.430%), 4.83%, 8/16/27 (b) $ 3,005
3,364,501 KREF Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.184%),
5.49%, 2/15/39 (a)(b) 3,365
3,228,046 Kubota Credit Owner Trust 2023-2A 144A,
5.61%, 7/15/26 (a) 3,237
4,005,000 Kubota Credit Owner Trust 2023-1A 144A,
5.02%, 6/15/27 (a) 4,024
1,647,362 LAD Auto Receivables Trust 2024-1A 144A,
5.44%, 11/16/26 (a) 1,649
1,700,000 LCM Ltd. 31A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 5.57%,
7/20/34 (a)(b) 1,703
1,672,347 LCM XXIV Ltd. 24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.242%),
5.53%, 3/20/30 (a)(b) 1,673
3,110,785 Madison Park Funding XLII Ltd. 13A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.150%), 5.44%, 11/21/30 (a)(b) 3,116
1,585,983 Magnetite XV Ltd. 2015-15A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.272%), 5.57%, 7/25/31 (a)(b) 1,589
5,000,000 Mercedes-Benz Auto Lease Trust 2024-B, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.440%), 4.85%, 12/15/26 (b) 5,003
1,835,615 Mercedes-Benz Auto Receivables Trust 2023-1,
4.51%, 11/15/27  1,836
5,378,198 MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 5.65%,
2/19/37 (a)(b) 5,385
2,990,387 MMAF Equipment Finance LLC 2023-A 144A,
5.79%, 11/13/26 (a) 3,006
2,790,408 MMAF Equipment Finance LLC 2024-A 144A,
5.20%, 9/13/27 (a) 2,802
571,354 MMAF Equipment Finance LLC 2022-A 144A,
3.20%, 1/13/28 (a) 566
2,250,000 Navistar Financial Dealer Note Master Owner
Trust II 2023-1 144A, 6.18%, 8/25/28 (a) 2,268
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-49A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.150%), 5.45%,
7/25/35 (a)(b) 5,011
4,500,000 Nissan Master Owner Trust Receivables 2024-
A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.670%), 5.08%,
2/15/28 (a)(b) 4,513
391,897 OneMain Direct Auto Receivables Trust 2021-
1A 144A, 0.87%, 7/14/28 (a) 387
5,115,000 OneMain Direct Auto Receivables Trust 2023-
1A 144A, 5.41%, 11/14/29 (a) 5,169
2,155,313 Palmer Square Loan Funding Ltd. 2022-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.100%), 5.40%, 4/15/31 (a)(b) 2,156
5,204,224 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.080%), 5.60%, 8/08/32 (a)(b) 5,205
5,151,496 Palmer Square Loan Funding Ltd. 2024-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.050%), 5.35%, 10/15/32 (a)(b) 5,158
Principal
or Shares Security Description
Value
(000)
9,100,000 PFS Financing Corp. 2024-A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.850%), 5.26%, 1/15/28 (a)(b) $ 9,138
2,300,000 Porsche Innovative Lease Owner Trust 2024-
2A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.440%), 4.80%,
12/21/26 (a)(b) 2,303
6,000,000 Rad CLO Ltd. 2020-7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.350%),
5.65%, 4/17/36 (a)(b) 6,018
3,102,920 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 5.40%, 7/15/31 (a)(b) 3,106
2,300,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.80%, 7/15/31 (a)(b) 2,303
6,700,000 Regatta XIV Funding Ltd. 2018-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.80%, 10/25/31 (a)(b) 6,709
3,300,000 Regatta XV Funding Ltd. 2018-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 5.85%, 10/25/31 (a)(b) 3,305
894,035 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 6.45%, 12/15/32 (a) 898
1,157,818 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 6.49%, 6/15/33 (a) 1,166
1,372,515 Santander Drive Auto Receivables Trust 2024-1,
5.71%, 2/16/27  1,374
620,398 Santander Drive Auto Receivables Trust 2023-4,
6.18%, 2/16/27  621
3,943,485 Santander Drive Auto Receivables Trust 2024-4,
5.41%, 7/15/27  3,954
1,620,442 Santander Drive Auto Receivables Trust 2023-5,
6.31%, 7/15/27  1,624
4,544,888 Santander Drive Auto Receivables Trust 2024-S3
144A, 1.33%, 9/16/27 (a) 4,479
4,300,000 Santander Drive Auto Receivables Trust 2021-3
144A, 2.70%, 10/16/28 (a) 4,231
3,800,000 Santander Drive Auto Receivables Trust 2024-5,
4.62%, 11/15/28  3,797
4,206,575 SBNA Auto Lease Trust 2024-C 144A, 4.94%,
11/20/26 (a) 4,211
4,900,000 SBNA Auto Lease Trust 2023-A 144A, 6.51%,
4/20/27 (a) 4,952
2,020,592 SBNA Auto Receivables Trust 2024-A 144A,
5.70%, 3/15/27 (a) 2,023
588,976 SFS Auto Receivables Securitization Trust 2023-
1A 144A, 5.89%, 3/22/27 (a) 590
2,098,910 SFS Auto Receivables Securitization Trust 2024-
1A 144A, 5.35%, 6/21/27 (a) 2,103
5,000,000 SFS Auto Receivables Securitization Trust 2024-
3A 144A, 4.71%, 5/22/28 (a) 5,004
1,094,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 1,056
2,693,649 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
5.62%, 4/18/38 (a)(b) 2,700
1,772,075 Symphony CLO XVIII Ltd. 2016-18A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 5.39%, 7/23/33 (a)(b) 1,775
5,979,067 Symphony CLO XX Ltd. 2018-20A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 5.41%, 1/16/32 (a)(b) 5,995

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
191,966 Tesla Auto Lease Trust 2023-B 144A, 6.02%,
9/22/25 (a) $ 192
3,100,000 Tesla Auto Lease Trust 2024-B 144A, 4.79%,
1/20/27 (a) 3,104
2,192,754 THL Credit Wind River CLO Ltd. 2018-2A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.200%), 5.50%, 7/15/30 (a)(b) 2,197
3,450,391 TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.140%),
5.43%, 1/20/32 (a)(b) 3,450
1,634,072 Toyota Lease Owner Trust 2023-B 144A, 5.73%,
4/20/26 (a) 1,637
6,118,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,991
5,950,000 Vantage Data Centers Issuer LLC 2024-1A 144A,
5.10%, 9/15/54 (a) 5,866
4,305,678 VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.110%),
5.41%, 4/15/32 (a)(b) 4,306
3,300,000 Verizon Master Trust 2024-1, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.650%), 5.06%, 12/20/28 (b) 3,310
1,853,101 Volkswagen Auto Lease Trust 2023-A, 5.87%,
1/20/26  1,855
590,854 Volkswagen Auto Loan Enhanced Trust 2023-1,
5.50%, 12/21/26  592
3,265,428 Voya CLO Ltd. 2016-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
5.44%, 10/18/31 (a)(b) 3,272
4,613,636 Voya CLO Ltd. 2016-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.350%),
5.64%, 10/18/31 (a)(b) 4,614
4,363,133 Voya CLO Ltd. 2015-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
5.44%, 10/20/31 (a)(b) 4,372
1,394,994 Westlake Automobile Receivables Trust 2023-
3A 144A, 5.96%, 10/15/26 (a) 1,398
4,953,427 Westlake Automobile Receivables Trust 2023-
4A 144A, 6.23%, 1/15/27 (a) 4,975
763,982 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.80%, 2/16/27 (a) 766
1,731,871 Westlake Automobile Receivables Trust 2022-
1A 144A, 3.11%, 3/15/27 (a) 1,729
4,633,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.44%, 5/17/27 (a) 4,660
4,200,000 Westlake Automobile Receivables Trust 2023-
3A 144A, 5.82%, 5/17/27 (a) 4,226
3,445,265 Westlake Automobile Receivables Trust 2024-
2A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.660%), 5.07%,
8/16/27 (a)(b) 3,450
3,250,000 Westlake Automobile Receivables Trust 2024-
3A 144A, 4.82%, 9/15/27 (a) 3,254
4,200,000 Westlake Automobile Receivables Trust 2025-
1A 144A, 4.66%, 1/18/28 (a) 4,201
5,400,000 Westlake Automobile Receivables Trust 2024-
3A 144A, 4.71%, 4/17/28 (a) 5,403
270,152 World Omni Auto Receivables Trust 2021-B,
0.42%, 6/15/26  270
Total Asset Backed (Cost - $560,426)
562,153
Commercial Paper(d) (2%
)
21,000,000 Delmarva Power & Light Co. , 4.43%, 2/03/25  20,992
4,000,000 San Diego Gas & Elec Co. , 5.27%, 2/07/25  3,997
Principal
or Shares Security Description
Value
(000)
6,400,000 UDR Inc. , 4.78%, 2/04/25  $ 6,397
Total Commercial Paper (Cost - $31,389)
31,386
Corporate Bond (38%
)
Financial  (23%)
9,500,000 ABN AMRO Bank NV 144A, (Secured
Overnight Financing Rate + 1.780%), 6.16%,
9/18/27 (a)(b)(e) 9,649
4,900,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.780%), 4.99%, 12/03/28 (a)(b) 4,900
7,430,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  7,417
1,750,000 Air Lease Corp. , 2.88%, 1/15/26  1,721
2,980,000 Ally Financial Inc. , 5.75%, 11/20/25  2,993
2,305,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.760%), 5.24%, 2/13/26 (b)
(e) 2,312
4,680,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.999%), 4.99%, 5/01/26 (b) 4,682
4,260,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.330%), 6.34%, 10/30/26 (b) 4,310
8,435,000 American Express Co. , (Secured Overnight
Financing Rate + 0.970%), 5.35%, 7/28/27 (b)
(e) 8,478
4,730,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.31%, 7/26/28 (b) 4,757
1,500,000 Antares Holdings LP 144A, 8.50%, 5/18/25 (a) 1,509
4,820,000 Aon North America Inc. , 5.13%, 3/01/27  4,862
2,438,000 Ares Capital Corp. , 3.25%, 7/15/25  2,422
1,930,000 Arthur J Gallagher & Co. , 4.60%, 12/15/27  1,924
8,360,000 Athene Global Funding 144A, 4.95%,
1/07/27 (a) 8,369
8,125,000 Australia & New Zealand Banking Group Ltd. ,
5.38%, 7/03/25  8,153
10,000,000 Banco Santander SA , (U.S. Secured Overnight
Financing Rate + 1.120%), 5.51%, 7/15/28 (b) 10,044
9,480,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.830%), 4.98%, 1/24/29 (b) 9,503
9,930,000 Bank of Montreal , 5.92%, 9/25/25  10,020
6,895,000 Bank of Montreal , (Secured Overnight Financing
Rate + 0.670%), 5.00%, 1/27/29 (b)(e) 6,919
9,760,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.41%, 9/08/28 (b)
(e) 9,816
9,430,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 1.080%), 5.46%, 8/01/29 (b) 9,493
4,510,000 Banque Federative du Credit Mutuel SA 144A,
(Secured Overnight Financing Rate + 1.400%),
5.77%, 7/13/26 (a)(b) 4,565
4,270,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 4,288
2,660,000 Blackstone Secured Lending Fund , 5.88%,
11/15/27  2,700
1,883,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  1,873
8,542,000 Blue Owl Credit Income Corp. , 5.50%, 3/21/25  8,550
4,810,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.960%), 5.35%, 9/25/25 (a)
(b) 4,831
900,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 907
9,905,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 1.220%),
5.60%, 10/02/26 (b) 10,003

Principal
or Shares Security Description
Value
(000)
9,430,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.720%),
4.86%, 1/13/28 (b) $ 9,444
3,010,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 2,956
2,715,000 Citibank N.A. , (U.S. Secured Overnight
Financing Rate + 0.708%), 5.21%, 8/06/26 (b) 2,726
9,755,000 Citibank N.A. , (U.S. Secured Overnight
Financing Rate + 0.712%), 4.88%, 11/19/27 (b) 9,780
4,395,000 Commonwealth Bank of Australia 144A, (U.S.
Secured Overnight Financing Rate + 0.750%),
5.15%, 3/13/26 (a)(b) 4,414
2,090,000 Corebridge Global Funding 144A, 4.90%,
1/07/28 (a) 2,096
7,990,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.290%), 5.66%,
7/05/26 (a)(b)(e) 8,063
8,595,000 Credit Agricole SA 144A, 5.13%, 3/11/27 (a)(e) 8,661
3,950,000 CubeSmart LP , 4.00%, 11/15/25  3,927
2,980,000 Daimler Truck Finance North America LLC
144A, 5.60%, 8/08/25 (a) 2,993
3,965,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b) 4,012
855,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 893
8,620,000 Goldman Sachs Bank USA , (U.S. Secured
Overnight Financing Rate + 0.777%), 5.28%,
3/18/27 (b) 8,676
6,950,000 Goldman Sachs Bank USA , (U.S. Secured
Overnight Financing Rate + 0.750%), 5.21%,
5/21/27 (b) 6,965
7,865,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.075%), 5.80%,
8/10/26 (b) 7,906
1,625,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  1,576
5,685,000 Jefferies Financial Group Inc. , 5.15%, 9/15/25 (e) 5,688
4,100,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 4,125
4,865,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.57%, 4/22/28 (b) 4,945
5,460,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.31%, 7/22/28 (b) 5,487
3,900,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 3,870
3,455,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.800%), 4.92%, 1/24/29 (b) 3,459
3,065,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 3,051
2,250,000 Macquarie Bank Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.200%), 5.62%,
12/07/26 (a)(b) 2,277
3,620,000 Macquarie Bank Ltd. 144A, (Secured Overnight
Financing Rate + 0.920%), 5.29%, 7/02/27 (a)
(b) 3,656
6,430,000 Mitsubishi UFJ Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 0.940%),
5.41%, 2/20/26 (b) 6,432
9,660,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 5.39%, 4/13/28 (b) 9,728
Principal
or Shares Security Description
Value
(000)
9,765,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.165%), 5.55%,
10/30/26 (b)(e) $ 9,883
4,775,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.080%), 4.95%,
1/14/28 (b) 4,791
3,350,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.940%), 5.31%,
7/14/28 (b) 3,368
707,000 Nasdaq Inc. , 5.65%, 6/28/25  710
5,705,000 National Bank of Canada , (Secured Overnight
Financing Rate + 1.030%), 5.41%, 7/02/27 (b) 5,728
5,425,000 New York Life Global Funding 144A, 5.45%,
9/18/26 (a) 5,506
4,855,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 1.730%), 6.62%,
10/20/27 (b) 5,006
1,895,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b) 1,916
1,815,000 Principal Life Global Funding II 144A, 5.00%,
1/16/27 (a) 1,828
2,465,000 Protective Life Global Funding 144A, 4.99%,
1/12/27 (a) 2,478
1,885,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 1,800
2,045,000 Royal Bank of Canada , 4.88%, 1/19/27  2,058
9,250,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 0.790%), 5.17%, 7/23/27 (b) 9,273
9,840,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 0.720%), 4.51%, 10/18/27 (b) 9,808
1,545,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 1,567
3,445,000 Skandinaviska Enskilda Banken AB 144A,
5.13%, 3/05/27 (a) 3,484
1,499,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  1,498
1,285,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 1,298
7,595,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.430%),
5.80%, 1/13/26 (b) 7,675
4,825,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.170%),
5.54%, 7/09/29 (b) 4,880
4,920,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 1.120%),
5.54%, 3/09/26 (a)(b) 4,959
7,935,000 Swedbank AB 144A, (U.S. Secured Overnight
Financing Rate + 1.030%), 5.48%, 11/20/29 (a)
(b) 7,970
9,830,000 Toronto-Dominion Bank , 4.57%, 12/17/26  9,813
8,160,000 Toronto-Dominion Bank , 4.86%, 1/31/28  8,165
5,045,000 UBS AG , (U.S. Secured Overnight Financing
Rate + 0.720%), 4.86%, 1/10/28 (b) 5,062
7,275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 5.70%, 4/25/26 (b)
(e) 7,293
3,815,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 3,878
8,910,000 Wells Fargo Bank N.A. , 5.55%, 8/01/25  8,950
8,525,000 Wells Fargo Bank N.A. , 4.81%, 1/15/26  8,556

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
960,000 XHR LP 144A, 6.63%, 5/15/30 (a) $ 972
459,949
Industrial  (10%)
735,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 752
3,030,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 2,976
2,970,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 2,919
4,580,000 American Honda Finance Corp. , (U.S. Secured
Overnight Financing Rate + 0.920%), 5.29%,
1/12/26 (b) 4,601
9,735,000 American Honda Finance Corp. , (U.S. Secured
Overnight Financing Rate + 0.550%), 5.00%,
5/21/26 (b) 9,743
2,415,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (a) 2,427
5,875,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.800%), 5.28%,
8/13/26 (a)(b) 5,908
9,825,000 BMW U.S. Capital LLC 144A, 4.90%,
4/02/27 (a)(e) 9,876
1,200,000 Bristol-Myers Squibb Co. , 4.90%, 2/22/27  1,211
3,670,000 Caterpillar Financial Services Corp. , (U.S.
Secured Overnight Financing Rate + 0.690%),
5.06%, 10/16/26 (b) 3,692
1,000,000 Daimler Truck Finance North America LLC
144A, 5.00%, 1/15/27 (a) 1,004
4,570,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.960%), 5.35%, 9/25/27 (a)(b) 4,599
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,340
3,600,000 Ford Motor Credit Co. LLC , (U.S. Secured
Overnight Financing Rate + 2.950%), 7.37%,
3/06/26 (b) 3,674
3,060,000 Ford Motor Credit Co. LLC , 5.85%, 5/17/27  3,094
1,410,000 General Mills Inc. , 4.70%, 1/30/27  1,413
2,720,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  2,748
6,950,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.050%), 5.44%,
7/15/27 (b) 6,970
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,365
3,550,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 3,589
1,065,000 Group 1 Automotive Inc. 144A, 6.38%,
1/15/30 (a) 1,085
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,550
4,250,000 Hyundai Capital America 144A, (U.S. Secured
Overnight Financing Rate + 1.150%), 5.67%,
8/04/25 (a)(b) 4,266
6,285,000 Hyundai Capital America 144A, (U.S. Secured
Overnight Financing Rate + 1.500%), 5.88%,
1/08/27 (a)(b) 6,362
7,240,000 John Deere Capital Corp. , (U.S. Secured
Overnight Financing Rate + 0.680%), 5.05%,
7/15/27 (b)(e) 7,296
3,025,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 2,967
3,520,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.930%), 5.31%, 3/30/25 (a)(b) 3,524
6,735,000 Mercedes-Benz Finance North America LLC
144A, 5.38%, 8/01/25 (a) 6,761
Principal
or Shares Security Description
Value
(000)
7,285,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.630%), 5.03%, 7/31/26 (a)(b) $ 7,294
1,990,000 Meritage Homes Corp. , 5.13%, 6/06/27  1,992
3,645,000 Newmont Corp./Newcrest Finance Pty Ltd. ,
5.30%, 3/15/26  3,667
2,900,000 Oracle Corp. , 2.80%, 4/01/27  2,785
9,375,000 Oracle Corp. , 4.80%, 8/03/28  9,385
2,360,000 Owens Corning , 5.50%, 6/15/27  2,403
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,539
4,525,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 3.95%, 3/10/25 (a) 4,522
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,983
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 4,905
3,640,000 Regal Rexnord Corp. , 6.05%, 2/15/26  3,672
3,640,000 Ryder System Inc. , 5.30%, 3/15/27  3,680
3,060,000 Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a) 2,961
3,025,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 2,985
1,195,000 The Campbell's Company , 5.30%, 3/20/26  1,203
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,548
4,020,000 Toyota Motor Credit Corp. , (Secured Overnight
Financing Rate + 0.890%), 5.35%, 5/18/26 (b) 4,046
8,780,000 Toyota Motor Credit Corp. , (U.S. Secured
Overnight Financing Rate + 0.770%), 5.27%,
8/07/26 (b) 8,828
2,770,000 Toyota Motor Credit Corp. , 4.35%, 10/08/27  2,758
2,985,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 3,035
1,880,000 United Airlines Inc. 144A, 4.38%, 4/15/26 (a) 1,854
3,605,000 UnitedHealth Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.500%), 4.89%,
7/15/26 (b) 3,620
8,690,000 Volkswagen Group of America Finance LLC
144A, 5.40%, 3/20/26 (a) 8,730
197,107
Utility  (5%)
2,485,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 2,506
4,180,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  4,198
4,865,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) 4,867
1,400,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 1,439
3,469,000 Continental Resources Inc. 144A, 2.27%,
11/15/26 (a) 3,308
900,000 DPL Inc. , 4.13%, 7/01/25  898
6,840,000 Energy Transfer LP , 6.05%, 12/01/26  6,990
7,301,000 EQT Corp. 144A, 3.13%, 5/15/26 (a) 7,136
1,255,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 1,281
2,600,000 Howard Midstream Energy Partners LLC 144A,
8.88%, 7/15/28 (a) 2,744
1,890,000 Ithaca Energy North Sea PLC 144A, 8.13%,
10/15/29 (a) 1,936
1,765,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 1,773
9,600,000 National Fuel Gas Co. , 5.50%, 10/01/26  9,689
9,900,000 National Rural Utilities Cooperative Finance
Corp. , (U.S. Secured Overnight Financing Rate +
0.820%), 5.22%, 9/16/27 (b) 9,965

Principal
or Shares Security Description
Value
(000)
10,090,000 NextEra Energy Capital Holdings Inc. , 4.95%,
1/29/26  $ 10,128
5,290,000 NextEra Energy Capital Holdings Inc. , (U.S.
Secured Overnight Financing Rate + 0.800%),
5.20%, 2/04/28 (b) 5,303
3,125,000 ONEOK Inc. , 5.55%, 11/01/26  3,162
5,055,000 ONEOK Inc. , 4.25%, 9/24/27  4,988
3,920,000 Ovintiv Inc. , 5.65%, 5/15/25  3,928
1,345,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 1,347
1,830,000 Summit Midstream Holdings LLC 144A, 8.63%,
10/31/29 (a) 1,929
1,090,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 1,127
3,045,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 2,937
1,675,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 1,682
2,020,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 7.13%, 3/15/29 (a) 2,069
1,155,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 1,157
900,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 888
1,300,000 Wildfire Intermediate Holdings LLC 144A,
7.50%, 10/15/29 (a) 1,286
100,661
Total Corporate Bond (Cost - $752,635)
757,717
Mortgage Backed (13%
)
3,897,567 ACREC LLC 2023-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.230%),
6.54%, 2/19/38 (a)(b) 3,917
3,200,000 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
5.99%, 5/17/41 (a)(b) 3,213
4,700,000 BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.945%), 6.24%,
8/19/37 (a)(b) 4,697
6,998,468 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.442%), 5.75%, 2/15/39 (a)(b) 7,037
5,200,000 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 6.00%, 8/15/39 (a)(b) 5,242
7,056,183 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 5.70%, 3/15/41 (a)(b) 7,085
4,028,986 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 5.95%, 5/15/41 (a)(b) 4,051
2,134,276 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
5.32%, 2/15/38 (a)(b) 2,118
2,500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
5.57%, 2/15/38 (a)(b) 2,450
3,900,000 COLT 2025-1 144A, 5.70%, 1/25/70 (a) 3,933
4,957,276 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 4,951
1,757,297 COLT Mortgage Loan Trust 2024-INV4 144A,
5.61%, 5/25/69 (a) 1,759
6,125,521 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 6,102
Principal
or Shares Security Description
Value
(000)
362,154 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.62%,
11/25/39 (a)(b) $ 364
1,840,462 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.20%,
12/25/41 (a)(b) 1,840
664,605 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
12/25/41 (a)(b) 665
2,118,601 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.55%,
1/25/42 (a)(b) 2,123
2,150,877 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
5/25/42 (a)(b) 2,207
2,160,367 Connecticut Avenue Securities Trust 2023-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400%), 6.75%,
12/25/42 (a)(b) 2,218
863,017 Connecticut Avenue Securities Trust 2023-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
1/25/43 (a)(b) 885
3,154,956 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
5/25/43 (a)(b) 3,228
4,242,528 Connecticut Avenue Securities Trust 2023-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 6.25%,
6/25/43 (a)(b) 4,285
4,855,430 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 6.05%,
7/25/43 (a)(b) 4,882
2,077,035 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 5.45%,
2/25/44 (a)(b) 2,079
7,776,324 Connecticut Avenue Securities Trust 2024-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
7/25/44 (a)(b) 7,798
2,390,478 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 5.40%,
9/25/44 (a)(b) 2,398
2,564,818 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
9/25/44 (a)(b) 2,575
2,997,713 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(f) 2,999
4,780,993 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(f) 4,785
5,050,000 DBGS 2024-SBL 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.882%), 6.19%,
8/15/34 (a)(b) 5,083

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
4,735,693 FHLMC Multifamily Structured Pass-Through
Certificates KF67, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.634%),
5.16%, 8/25/29 (b) $ 4,749
2,277,422 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 6.00%,
1/25/34 (a)(b) 2,294
2,834,953 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
1/25/42 (a)(b) 2,836
2,652,641 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 5.65%,
2/25/42 (a)(b) 2,659
2,428,468 Freddie Mac STACR REMIC Trust 2022-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
3/25/42 (a)(b) 2,451
5,467,751 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
4/25/42 (a)(b) 5,532
1,165,455 Freddie Mac STACR REMIC Trust 2022-DNA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.200%), 6.55%,
5/25/42 (a)(b) 1,184
5,214,391 Freddie Mac STACR REMIC Trust 2022-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150%), 6.50%,
9/25/42 (a)(b) 5,264
3,516,174 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
4/25/43 (a)(b) 3,588
7,288,905 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 7,389
3,617,572 Freddie Mac STACR REMIC Trust 2024-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350%), 5.70%,
2/25/44 (a)(b) 3,652
1,601,180 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
10/25/44 (a)(b) 1,602
4,590,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 5.40%,
10/25/44 (a)(b) 4,600
3,380,158 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
3/25/52 (a)(b) 3,431
5,100,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.93%, 10/19/39 (a)(b) 5,123
5,000,000 Greystone CRE Notes 2024-HC3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.215%), 6.52%, 3/15/41 (a)(b) 5,006
Principal
or Shares Security Description
Value
(000)
2,700,000 GS Mortgage Securities Corp. Trust 2023-SHIP
144A, 4.94%, 9/10/38 (a)(f) $ 2,691
114,853 HIG RCP LLC 2023-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.274%),
6.58%, 9/19/38 (a)(b) 115
2,000,000 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.15%, 10/15/41 (a)(b) 2,015
5,700,000 HTL Commercial Mortgage Trust 2024-T53
144A, 5.88%, 5/10/39 (a)(f) 5,774
4,984,664 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 4,998
3,045,635 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
0.814%), 5.12%, 3/15/38 (a)(b) 3,041
4,100,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.60%, 5/15/39 (a)(b) 4,028
2,497,646 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 6.07%, 2/15/37 (a)(b) 2,512
83,705 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 5.95%, 4/25/34 (a)(b) 84
4,200,000 OBX 2025-NQM2 144A, 5.60%, 11/25/64 (a)(f) 4,200
4,543,672 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 4,510
4,588,470 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 4,581
4,355,559 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 4,307
2,414,811 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 2,404
4,214,662 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(f) 4,214
2,388,447 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 2,386
4,760,765 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(f) 4,763
3,453,534 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(f) 3,460
3,950,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 5.12%, 3/15/36 (a)(b) 3,917
4,097,605 PFP Ltd. 2024-11 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.832%), 6.13%,
9/17/39 (a)(b) 4,122
6,503,348 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(f) 6,658
1,933,777 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(f) 1,922
2,523,897 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(f) 2,515
5,000,000 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(f) 5,008
Total Mortgage Backed (Cost - $251,585)
252,554
U.S. Treasury (18%
)
25,000,000 U.S. Treasury Bill , 4.25%, 2/18/25 (d) 24,956
70,000,000 U.S. Treasury Bill , 4.30%, 3/13/25 (d) 69,686
40,000,000 U.S. Treasury Bill , 4.26%, 4/03/25 (d) 39,724
38,000,000 U.S. Treasury Bill , 4.28%, 4/15/25 (d) 37,687
85,000,000 U.S. Treasury Bill , 4.25%, 5/06/25 (d) 84,091
75,000,000 U.S. Treasury Bill , 4.28%, 5/13/25 (d) 74,137

Principal
or Shares Security Description
Value
(000)
40,000,000 U.S. Treasury Bill , 4.25%, 6/20/25 (d) $ 39,369
Total U.S. Treasury (Cost - $369,548)
369,650
Investment Company (2%
)
15,350,473 Payden Cash Reserves Money Market Fund* 15,350
2,726,002 Payden Floating Rate Fund, SI Class* 26,715
Total Investment Company (Cost - $42,342)
42,065
Total Investments (Cost - $2,007,925) (101%)
2,015,525
Liabilities in excess of Other Assets (-1%)
(22,770)
Net Assets (100%) $ 1,992,755
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $12,063 and the total market value of the collateral held by the Fund is $12,402. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 1,967 CAD  2,645 HSBC Bank USA, N.A. 03/19/2025 $ 143
Liabilities:
CAD 295 USD  215 HSBC Bank USA, N.A. 03/19/2025 (11)
Net Unrealized Appreciation (Depreciation)
$132